Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award
Schedule of compensation expenses recognized for share-based awards

	For the Year Ended December 31,
	2019	2020	2021
Cost of sales	—	1,515	26,713
Research and development expenses	—	60,789	741,793
Selling, general and administrative expenses	—	80,491	332,850
Total	—	142,795	1,101,356

2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Schedule of stock option activities

			Weighted
	Number of	Weighted	Average	Aggregate
	Options	Average	Remaining	Intrinsic
	and Shares	Exercise Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2018	51,640,000	0.10	7.57	41,312
Granted	3,430,000	0.10
Forfeited	(310,000)	0.10
Outstanding as of December 31, 2019	54,760,000	0.10	6.73	73,926
Granted	4,224,000	0.10
Forfeited	(2,070,000)	0.10
Outstanding as of December 31, 2020	56,914,000	0.10	5.95	814,724
Granted	36,996,286	0.10
Exercised	(6,404,416)	0.10
Forfeited	(4,106,000)	0.10
Outstanding as of December 31, 2021	83,399,870	0.10	7.66	1,330,228

Vested and expected to vest as of December 31, 2020	55,413,520	0.10	5.90	793,245
Exercisable as of December 31, 2020	40,410,000	0.10	5.34	578,469
Vested and expected to vest as of December 31, 2021	79,915,157	0.10	6.60	1,274,647
Exercisable as of December 31, 2021	40,251,584	0.10	4.55	642,013

Schedule of options fair value assumptions

	For the Year Ended December 31,
	2019	2020	2021
Exercise price (US$)	0.10	0.10	0.10
Fair value of the ordinary shares on the date of option grant (US$)	0.90 - 1.45	1.35 - 1.90	14.42-17.35
Risk‑free interest rate	1.98% - 3.17%	0.69% - 1.92%	0.93% - 1.48%
Expected term (in years)	10.00	10.00	10.00
Expected dividend yield	0%	0%	0%
Expected volatility	47% - 48%	45% - 46%	47% - 48%

2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Schedule of stock option activities

	Number of	Weighted	Weighted Average
	Shares	Average Exercise	Remaining	Aggregate
	Granted	Price	Contractual Life	Intrinsic Value
		US$	In Years	US$
December 31, 2020	—	—	—	—
Granted	108,557,400	14.63
December 31, 2021	108,557,400	14.63	9.19	—

Schedule of options fair value assumptions

For the Year Ended December 31,
2021
Exercise price (US$)	14.63
Fair value of the ordinary shares on the date of restricted shares grant (US$)	10.67
Risk-free interest rate	1.59%
Expected term (in years)	10.00
Expected dividend yield	0%
Expected volatility	47%